INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INCOME TAXES
Income Taxes

12. INCOME TAXES

Coronavirus Aid, Relief and Economic Security Act

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted and signed into law in response to the market volatility and instability resulting from the COVID-19 pandemic. It includes a significant number of tax provisions and lifts certain deduction limitations originally imposed by the Tax Cuts and Jobs Act of 2017 (the “2017 Act”). The changes are mainly related to: (1) the business interest expense disallowance rules for 2019 and 2020; (2) net operating loss rules; (3) charitable contribution limitations; (4) employee retention credit; and (5) the realization of corporate alternative minimum tax credits.

The Company continues to assess the impact and future implication of these provisions; however, it does not anticipate any amounts that could give rise to a material impact to the overall consolidated financial statements.

The provision for income tax expense for the three months ended March 31, 2022, was $75 representing an effective tax rate of (1.88)%, compared to an income tax expense of $63 for the three months ended March 31, 2021, representing an effective tax rate of (0.95)%.

12. INCOME TAXES

Coronavirus Aid, Relief and Economic Security Act

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted and signed into law in response to the market volatility and instability resulting from the COVID-19 pandemic. It includes a significant number of tax provisions and lifts certain deduction limitations originally imposed by the Tax Cuts and Jobs Act of 2017 (the “2017 Act”). The changes are mainly related to: (1) the business interest expense disallowance rules for 2019 and 2020; (2) net operating loss rules; (3) charitable contribution limitations; (4) employee retention credit; and (5) the realization of corporate alternative minimum tax credits.

The Company continues to assess the impact and future implication of these provisions; however, it does not anticipate any amounts that could give rise to a material impact to the overall consolidated financial statements.

The provision for income tax expense for the year ended December 31, 2021, was $213, representing an effective tax rate of (0.87)%, compared to an income tax expense of $224 for the year ended December 31, 2020, representing an effective tax rate of (1.03)%, compared to an income tax expense of $205 for the year ended December 31, 2019, representing an effective tax rate of (0.41)%.

The provision for income tax expense for the years ended December 31, 2021, 2020 and 2019, consisted of the following:

	Years Ended
(in thousands)	2021	2020	2019
Current
Federal	$-	$-	$-
State	213	224	205
Total Current	213	224	205

Deferred tax expense (benefit)
Federal	(1,528)	(1,943)	(2,406)
State	(13,339)	(10,372)	(7,329)
Total deferred tax benefit	(14,867)	(12,315)	(9,735)

Valuation allowance	14,867	12,315	9,735

Income tax expense	$213	$224	$205

As the Company operates in the cannabis industry, it is subject to the limitations of IRC Section 280E, under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. Therefore, the effective tax rate can be highly variable and may not necessarily correlate with pre-tax income or loss.

In December 2017, the United States (“U.S.”) Congress passed and the President signed referred to as the 2017 Tax Act, which contains many significant changes to the U.S. tax laws, including, but not limited to, reducing the U.S. federal corporate tax rate from 35% to 21% and utilization limitations of net operating loss carryforwards created in tax years beginning after December 31, 2017 to 80% of taxable income with an indefinite carryforward period. As the Company has a full valuation allowance against its U.S. deferred tax assets, the revaluation of net deferred tax assets resulting from the reduction in the U.S. federal corporate income tax rate did not impact the Company’s effective tax rate. Additional guidance may be issued by the U.S. Treasury Department, the Internal Revenue Service (“IRS”), or other standard-setting bodies, which may result in adjustments to the amounts recorded, including the valuation allowance. Significant components of the Company’s deferred tax assets and liabilities at December 31, 2021, 2020 and 2019, are as follows:

Years Ended
(in thousands)	2021	2020	2019
Deferred tax assets
Net operating loss carryforwards	$17,069	$13,192	$10,836
Accruals and reserves	-	-	-
Depreciation	-	-	-
Other	-	-	-
Valuation allowance	(17,069)	(13,192)	(10,836)
Total deferred tax assets	-	-	-

Accruals and reserves	-	-	-
Share-based compensation	-	-	-
Total deferred tax liabilities	-	-	-

Net deferred tax liabilities	$-	$-	$-